OTHER RECEIVABLES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
OTHER RECEIVABLES, NET
Provision for doubtful accounts of other receivables	$ 9,522	¥ 67,312	¥ 259,766	¥ 109,302